Inventories (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 2,191,200	$ 1,726,400	$ 1,597,100
Work-in-process	74,100	35,700	77,700
Finished goods	619,900	778,900	708,800
Inventory	$ 2,885,200	$ 2,541,000	$ 2,383,600